Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of condensed balance sheet

	As Previously Reported	Restatement Adjustments	As Restated
Assets	USD	USD	USD
Current assets
Cash at bank	277,836	—	277,836
Account receivable, net	353,703	—	353,703
Inventories	131,474	—	131,474
Amounts due from related companies	156,826	(156,826)	—
Deferred offering costs	—	163,461	163,461
Prepaid expenses and other current assets	280,424	(163,461)	116,963
Total current assets	1,200,263	(156,826)	1,043,437
Non-current assets
Equity investment	562,000	—	562,000
Right-of-use-assets	513,409	10,110	523,519
Property, plant and equipment, net	4,772	—	4,772
Total non-current assets	1,080,181	10,110	1,090,291
Total assets	2,280,444	(146,716)	2,133,728

Liabilities
Bank loan, current	1,358,221	—	1,358,221
Accrued liabilities and other current payables	576,521	193,697	770,218
Lease liabilities - current	80,060	(585)	79,475
Total current liabilities	2,014,802	193,112	2,207,914
Non-current Liabilities
Lease liabilities - non-current	595,587	12,481	608,068
Total liabilities	2,610,389	205,593	2,815,982
Total deficit
Ordinary shares	17,680	—	17,680
Additional paid-in capital	2,703,081	—	2,703,081
Accumulated deficit	(3,164,249)	(352,842)	(3,517,091)
Accumulated other comprehensive income	96,918	533	97,451
Zhong Yuan Bio-Technology Holdings Limited stockholders' deficit	(346,570)	(352,309)	(698,879)
Non-controlling interest	16,625	—	16,625
Total deficit	(329,945)	(352,309)	(682,254)
Total liabilities and deficit	2,280,444	(146,716)	2,133,728

Schedule of statement of operations and comprehensive loss

	As Previously Reported	Restatement Adjustments	As Restated
Assets	USD	USD	USD

Net sales	1,662,600	—	1,662,600
Cost of sales	(144,683)	—	(144,683)
General and administrative expenses	(753,693)	(164,080)	(917,773)
Research and development expenses	(357,823)	(168,937)	(526,760)
Selling and marketing expenses	(1,659,897)	(19,823)	(1,679,720)
Total	(2,916,096)	(352,840)	(3,268,936)

Operating loss	(1,253,496)	(352,840)	(1,606,336)
Other income (expenses)
Loss on disposal of a subsidiary	(525,063)	434,570	(90,493)
Other income	7,248	1	7,249
Government grant	58,212	—	58,212
Interest income	605	—	605
Interest expense	(46,723)	—	(46,723)
Total other income (expenses), net	(505,721)	434,571	(71,150)

Loss before income tax	(1,759,217)	81,731	(1,677,486)
Income tax credit	8,840	—	8,840

Net loss from continuing operations	(1,750,377)	81,731	(1,668,646)
Discontinued operation
Net loss from discontinued operation	(535,480)	—	(535,480)

Net loss	(2,285,857)	81,731	(2,204,126)
Other comprehensive loss
Foreign currency translation adjustment	(79,562)	3,182	(76,380)

Comprehensive loss	(2,365,419)	84,913	(2,280,506)

Schedule of consolidated statement of cash flow

	As Previously Reported	Restatement Adjustments	As Restated
	USD	USD	USD
Cash flows from operating activities
Net loss:
From continuing operations	(1,759,377)	145,600	(1,613,777)
From discontinued operation	(535,480)	535,480	—
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of computer and office equipment, fixtures, and furniture	4,596	(853)	3,743
Loss on disposal of computer and office equipment, fixtures, and furniture	997	—	997
Amortization of right-of-use assets	165,731	(10,632)	155,099
Inventory loss included in cost of sales	510,298	(510,298)	—
Stock-based compensation expense	54,506	—	54,506
Write off of amounts due from related companies	—	156,826	156,826
Loss on disposal of a subsidiary	525,063	(434,570)	90,493
Changes in operating assets and liabilities:
Accounts receivable	(277,223)	102,283	(174,940)
Inventories	(110,699)	31,897	(78,802)
Prepaid expenses and other current assets	(33,800)	(61,069)	(94,869)
Accrued expenses and other payables	383,514	203,142	586,656
Value added and other tax payable	65,456	(65,456)	—
Cash paid for value added and other tax payable	7,263	(7,263)	—
Net cash used in continuing operations	(999,155)	85,087	(914,068)
Net cash used in discontinued operation	—	(56,422)	(56,422)
Net cash used in operating activities	(999,155)	28,665	(970,490)
Cash flows from investing activities
Purchase of computer and office equipment, fixtures, and furniture	(22,369)	—	(22,369)
Cash consideration received from the disposal of a subsidiary	140,500	—	140,500

Net cash provided by continuing operations	118,131	—	118,131
Net cash provided by discontinued operation	—	—	—
Net cash provided by investing activities	118,131	—	118,131
Cash flows from financing activities:
Proceeds from private placement	533,501	—	533,501
Proceeds from bank loans	1,022,502	—	1,022,502
Repayment of bank loans	(427,751)	—	(427,751)
Payment from related companies	246,831	—	246,831
Advances to related companies	(79,320)	—	(79,320)
Net cash provided by continuing operations	1,295,763	—	1,295,763
Net cash provided by discontinued operation	—	—	—
Net cash provided by financing activities	1,295,763	—	1,295,763
Effect of exchange rate changes on cash	(238,622)	(28,665)	(267,287)
Net increase (decrease) in cash	176,117	—	176,117
Cash at beginning of year	101,719	(228)	101,491
Cash at beginning of year held by discontinued operation	—	228	228
Cash at end of year held by discontinued operation	—	—	—
Cash at end of year	277,836	—	277,836

Schedule of statement of changes in equity

	As Previously Reported	Restatement Adjustments	As Restated
	USD	USD	USD
As of March 31, 2023
No of ordinary shares	17,679,618	—	17,679,618
Ordinary shares	17,680	—	17,680
Additional paid-in	2,703,081	—	2,703,081
Accumulated deficit	(3,164,249)	(352,842)	(3,517,091)
Accumulated other comprehensive income	96,918	533	97,451
Total	(346,570)	(352,309)	(698,879)
Non-controlling interest	16,625	—	16,625
Total	(329,945)	(352,309)	(682,254)